Quarterly Financial Data (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 19, 2016	Dec. 04, 2015	Sep. 25, 2015	May. 15, 2015	Feb. 27, 2015	Nov. 21, 2014	Sep. 19, 2014	May. 30, 2014	Feb. 28, 2014	Dec. 06, 2013
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 15,048.5		$ 14,953.0		$ 15,240.9		$ 15,094.1		$ 14,771.2		$ 14,727.8		$ 14,509.4		$ 13,994.8		$ 60,336.5	$ 58,003.2	$ 47,294.6
Income before income taxes	584.5		1,022.9		1,261.6		1,366.6		428.7		996.9		924.6		1,149.7		4,235.6	3,499.9	2,940.5
Income taxes	(263.2)		(460.5)		(527.0)		(590.3)		(198.9)		(398.1)		(377.4)		(480.3)		(1,841.0)	(1,454.7)	(1,028.6)
Net income including non-controlling interests	321.3		562.4		734.6		776.3		229.8		598.8		547.2		669.4		2,394.6	2,045.2	1,911.9
Less: Net income (loss) attributable to non-controlling interests	0.5		2.3		2.8		(1.2)		(2.2)		4.3		(1.6)		3.9		4.4	4.4	(1.7)
Net income attributable to the parent	$ 320.8		$ 560.1		$ 731.8		$ 777.5		$ 232.0		$ 594.5		$ 548.8		$ 665.5		$ 2,390.2	$ 2,040.8	$ 1,913.6
Basic EPS (in dollars per share)	$ 0.92	[1]	$ 1.60	[1]	$ 2.10	[1]	$ 2.22	[1]	$ 0.66	[1]	$ 1.68	[1]	$ 1.54	[1]	$ 1.84	[1]	$ 6.84	$ 5.74	$ 5.38
Diluted EPS (in dollars per share)	0.91	[1]	1.59	[1]	2.08	[1]	2.20	[1]	0.65	[1]	1.67	[1]	1.52	[1]	1.82	[1]	6.78	5.68	$ 5.33
Dividends Amount Per Share	0.250		0.250		0.250		0.250		0.250		0.225		0.225		0.225		$ 0.250	$ 0.250		$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.225	$ 0.225	$ 0.225	$ 0.225
Common Stock, prices high	115.34		128.90		132.60		109.26		90.84		84.94		82.46		75.71
Common stock prices, low	$ 99.89		$ 105.30		$ 106.08		$ 87.60		$ 73.43		$ 75.22		$ 67.77		$ 65.15

[1]	Calculation of net income attributable to Aetna per share is based on weighted average shares outstanding during each quarter and, accordingly, the sum may not equal the total for the year.